EXHIBIT 99

MONTHLY SERVICER’S CERTIFICATE

BARCLAYS BANK DELAWARE

BARCLAYS DRYROCK ISSUANCE TRUST

Series 2021-1

The undersigned, a duly authorized representative of Barclays Bank Delaware (“BBD”), as servicer (in such capacity, the “Servicer”), pursuant to the Amended and Restated Servicing Agreement, dated as of December 17, 2013 (the “Agreement”), among Barclays Dryrock Funding LLC, as transferor, the Servicer, BBD, as administrator, Barclays Dryrock Issuance Trust (the “Trust”), as issuer, and U.S. Bank Trust Company, National Association, as indenture trustee (in such capacity, the “Indenture Trustee”), does hereby certify that:

1.	Capitalized terms used in this Certificate have their respective meanings set forth in the Agreement or the Amended and Restated Indenture, dated as of December 17, 2013, as amended by the first amendment thereto, dated as of July 6, 2015, and as further amended by the omnibus amendment dated as of September 21, 2018 (the “Master Indenture”), between the Trust and the Indenture Trustee, as supplemented by the Series 2021-1 Indenture Supplement, dated as of September 22, 2021, between the Trust and the Indenture Trustee (the “Indenture Supplement” and together with the Master Indenture, the “Indenture”), as applicable.
2.	BBD is, as of the date hereof, the Servicer under the Agreement.
3.	The undersigned is an Authorized Officer of the Servicer who is duly authorized pursuant to the Agreement to execute and deliver this Certificate to the Indenture Trustee.
4.	This Certificate relates to the Payment Date occurring on October 16, 2023.
5.	As of the date hereof, to the best knowledge of the undersigned, the Servicer has performed in all material respects its obligations under the Agreement and the Indenture through the Monthly Period preceding such Payment Date and no material default in the performance of such obligations has occurred or is continuing except as set forth in paragraph 6 below.
6.	The following is a description of each material default in the performance of the Servicer’s obligations under the provisions of the Agreement known to me to have been made by the Servicer through the Monthly Period preceding such Payment Date, which sets forth in detail (i) the nature of each such default, (ii) the action taken by the Servicer, if any, to remedy each such default and (iii) the current status of each such default:

a.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate this 16th day of October 2023.

BARCLAYS BANK DELAWARE, as Servicer

By: /s/ Wai Chung

Name: Wai Chung

Title: Director

5

MONTHLY NOTEHOLDERS’ STATEMENT

BARCLAYS DRYROCK ISSUANCE TRUST

Series 2021-1

MONTHLY PERIOD ENDING September 30, 2023

Pursuant to (i) the Amended and Restated Indenture, dated as of December 17, 2013, as amended by the first amendment thereto, dated as of July 6, 2015, and as further amended by the omnibus amendment, dated as of September 21, 2018 (the “Indenture”), between Barclays Dryrock Issuance Trust, as issuer (the “Issuer”), and U.S. Bank Trust Company, National Association, as indenture trustee (the “Indenture Trustee”), as supplemented by the Series 2021-1 Indenture Supplement, dated as of September 22, 2021 (the “Indenture Supplement”), between the Issuer and the Indenture Trustee, and (ii) the Amended and Restated Servicing Agreement, dated as of December 17, 2013 (the “Servicing Agreement”), among Barclays Dryrock Funding LLC, as transferor (the “Transferor”), Barclays Bank Delaware, as servicer (in such capacity, the “Servicer”) and administrator, the Issuer and the Indenture Trustee, the Servicer is required to prepare certain information each month regarding current payments to the Series 2021-1 Noteholders and the performance of the Issuer during the previous monthly period. The information prepared with respect to the Payment Date of October 16, 2023 is set forth below.

Capitalized terms used in this Monthly Noteholders’ Statement have their respective meanings set forth in the Indenture, the Indenture Supplement and the Servicing Agreement.

A)	Information regarding payments in respect of the Class A Notes		$1,000,000,000.00
	(1)	The total amount of the payment in respect of the Class A Notes	$525,000.00
	(2)	The amount of the payment set forth in line item (1) above in respect of Class A Monthly Interest	$525,000.00
	(3)	The amount of the payment set forth in line item (1) above in respect of Class A Monthly Interest previously due but not distributed on a prior Payment Date	$0.00
	(4)	The amount of the payment set forth in line item (1) above in respect of Class A Additional Interest and the amount of Class A Additional Interest previously due but not distributed on a prior Payment Date	$0.00
	(5)	The amount of the payment set forth in line item (1) above in respect of principal of the Class A Notes	$0.00
B)	Information regarding payments in respect of the Class B Notes		$219,513,000.00
	(1)	The total amount of the payment in respect of the Class B Notes	$0.00
	(2)	The amount of the payment set forth in line item (1) above in respect of Class B Monthly Interest	$0.00
	(3)	The amount of the payment set forth in line item (1) above in respect of Class B Monthly Interest previously due but not distributed on a prior Payment Date	$0.00
	(4)	The amount of the payment set forth in line item (1) above in respect of Class B Additional Interest and the amount of Class B Additional Interest previously due but not distributed on a prior Payment Date	$0.00
	(5)	The amount of the payment set forth in line item (1) above in respect of principal of the Class B Notes	$0.00

BARCLAYS BANK DELAWARE, as Servicer

By: /s/ Wai Chung

Name: Wai Chung

Title: Director

6

MONTHLY SERVICER’S STATEMENT

BARCLAYS DRYROCK ISSUANCE TRUST

Series 2021-1

MONTHLY PERIOD ENDING September 30, 2023

Record date	September 30, 2023
Payment date	October 16, 2023
Monthly period beginning	September 01, 2023
Monthly period ending	September 30, 2023
Previous payment date	September 15, 2023
Interest period beginning	September 15, 2023
Interest period ending	October 15, 2023
Days in monthly period	30
Days in interest period	30

TRUST RECEIVABLES INFORMATION
Beginning of monthly period principal receivables balance	$8,038,327,179.31
Beginning of monthly period non-principal receivables balance	$118,557,809.64
Beginning of monthly period total receivables balance	$8,156,884,988.95
Addition of principal receivables balance (end of addition day)	$0.00
Addition of non-principal receivables balance (end of addition day)	$0.00
Removal of principal receivables balance	$0.00
Removal of non-principal receivables balance	$0.00
End of monthly period principal receivables balance	$7,929,451,527.17
End of monthly period non-principal receivables balance	$123,877,554.17
End of monthly period total receivables balance	$8,053,329,081.34

TRUST COLLECTIONS INFORMATION
Finance charge collections	$106,454,548.56
Fees	$14,948,554.45
Interchange	$51,949,278.43
Recoveries	$2,862,201.52
Investment earnings on Issuer Accounts	$443,126.92
Total finance charge collections	$176,214,582.96
Principal collections	$2,563,966,500.55
*Total payment rate	32.92%
(* Total payment rate does not include investment earnings)

TRUST DEFAULT INFORMATION
Default Amount / Total Gross Losses	$24,500,002.65
Total Recoveries	($2,862,201.52)
Total Net Losses	$21,637,801.13
Portfolio Principal Balance	$8,038,327,179.31
Total Gross Losses as a percentage of the Portfolio Principal Balance	3.66%
Total Net Losses as a percentage of the Portfolio Principal Balance	3.23%
Number of accounts experiencing a loss	3,795
Average Net Loss per account	$5,701.66

Delinquency Data	Percentage	# accounts	Total receivables
1-30 days delinquent	1.70%	25,843	$137,040,270.25
31-60 days delinquent	0.61%	8,167	$49,516,943.70
61-90 days delinquent	0.45%	5,345	$36,282,269.22
91-120 days delinquent	0.39%	4,253	$31,704,193.48
121-150 days delinquent	0.35%	3,766	$28,065,389.10
151-180 days delinquent	0.31%	3,223	$24,920,893.17
181 and greater days delinquent	0.00%	2	$9,193.94
Sixty Day Delinquent Assets	1.50%	16,589	$120,981,938.91

TRANSFEROR INFORMATION
Transferor Percentage as of the Transferor Amount Measurement Date	65.78%
Minimum Transferor Amount Percentage in Calendar Month	65.55%
Required Transferor Amount Percentage	6.00%

SELLERS INTEREST
Seller’s Interest as of the Transferor Amount Measurement Date	234.43%
Required Seller’s Interest	5.00%
7

ISSUER ACCOUNT INFORMATION
Dryrock Issuance Trust Collection Account balance as of end of monthly period	$242,376,209.91
Barclays Dryrock Issuance Trust Excess Funding Account balance as of end of monthly period	$0.00

BARCLAYS DRYROCK ISSUANCE TRUST
Series Name	2021-1
Expected Final Payment Date	09/16/2024
Scheduled start of accumulation period	03/01/2024
Series 2021-1 Stated Principal Amount	$1,219,513,000.00
Series 2021-1 Allocation amount	$1,219,513,000.00
Series 2021-1 Floating Allocation Percentage	15.1712%
Series 2021-1 Principal Allocation Percentage	15.1712%

Class Details	Margin	Total Interest Rate	Stated Principal Amount
Class A	0.00%	0.63%	$1,000,000,000.00
Class B	0.00%	0.00%	$219,513,000.00

ALLOCATION OF SERIES 2021-1 AVAILABLE FINANCE CHARGE COLLECTIONS
1)	Series 2021-1 Available Finance Charge Collections		$26,801,145.15
2)	Class A Notes
	a)	Class A Monthly Interest	$525,000.00
	b)	Class A Monthly Interest previously due but not paid	$0.00
	c)	Class A Additional Interest and Class A Additional Interest previously due but not paid	$0.00
3)	Series 2021-1 Servicing Fee paid to Servicer		$2,004,992.08
4)	Series 2021-1 Servicing Fee, previously due but not paid		$0.00
5)	Class B Notes
	a)	Class B Monthly Interest	$0.00
	b)	Class B Monthly Interest previously due but not paid	$0.00
	c)	Class B Additional Interest and Class B Additional Interest previously due but not paid	$0.00
6)	Series 2021-1 Default Amount treated as Series 2021-1 Available Principal Collections		$3,716,951.51
7)	Unreimbursed Investor Charge-offs and Reallocated Principal Collections treated as Series 2021-1 Available Principal Collections		$0.00
8)	Accumulation Reserve Account funding		$0.00
9)	In the event of default and acceleration, the Outstanding Dollar Principal Amount of the notes treated as Series 2021-1 Available Principal Collections		$0.00
10)	Shared Excess Available Finance Charge Collections available for allocation to other series in Shared Excess Available Finance Charge Collections (Group 1)		$20,554,201.56
11)	Amount due under any other obligations of Barclays Dryrock Issuance Trust under the Transaction Documents		$0.00
12)	Holder of the Transferor Interest		$20,554,201.56

APPLICATION OF SHARED EXCESS AVAILABLE FINANCE CHARGE COLLECTIONS ALLOCATED TO SERIES 2021-1
1)	Series 2021-1 Available Finance Charge Collections Shortfall		$0.00
2)	Shared Excess Available Finance Charge Collections allocated to Series 2021-1		$0.00
3)	Class A Monthly Interest and Class A Additional Interest and any past due amounts		$0.00
4)	Unpaid Servicing Fee		$0.00
5)	Class B Monthly Interest and Class B Additional Interest and any past due amounts		$0.00
6)	Default Amount treated as Available Principal Collections		$0.00
7)	Unreimbursed Investor charge-offs and Reallocated Principal Collections treated as Series 2021-1 Available Principal Collections		$0.00
8)	Accumulation Reserve Account		$0.00
9)	Holder of the Transferor Interest		$0.00

SERIES 2021-1 AVAILABLE PRINCIPAL COLLECTIONS
	Principal Collections allocated to Series 2021-1		$388,985,221.58
	less Reallocated Principal Collections		$0.00
	plus Series Default Amount Paid from finance charge collections		$3,716,951.51
	plus an amount equal to the sum of Investor Charge-offs and the amount of Reallocated Principal Collections previously not reimbursed, paid by Available Finance Charge Collections		$0.00
	Series 2021-1 Available Principal Collections		$392,702,173.09
	Series 2021-1 Available Principal Collections, less any amount released and used to purchase Receivables under Section 4.01(f) of the Series 2021-1 Indenture Supplement		$73,734,501.91

APPLICATION OF SERIES 2021-1 AVAILABLE PRINCIPAL COLLECTIONS DURING REVOLVING PERIOD
1)	Shared Excess Available Principal Collections		$73,734,501.91
8

APPLICATION OF SERIES 2021-1 PRINCIPAL COLLECTIONS DURING CONTROLLED ACCUMULATION PERIOD
1)	Amount deposited in the Principal Funding Account		$0.00
2)	Shared Excess Available Principal Collections		$0.00

APPLICATION OF SERIES 2021-1 AVAILABLE PRINCIPAL COLLECTIONS DURING EARLY AMORTIZATION PERIOD
1)	Paid to the Class A Noteholders		$0.00
2)	Paid to the Class B Noteholders		$0.00
3)	Shared Excess Available Principal Collections		$0.00

APPLICATION OF SHARED EXCESS AVAILABLE PRINCIPAL COLLECTIONS ALLOCATED TO SERIES 2021-1
1)	Series 2021-1 Principal Collections Shortfall		$0.00
2)	Shared Excess Available Principal Collections		$0.00
3)	During the Controlled Accumulation Period:
	3a	Amount deposited in the Principal Funding Account	$0.00
4)	During the Early Amortization Period:
	4a	Paid to the Class A Noteholders	$0.00
	4a	Paid to the Class B Noteholders	$0.00
Holder of the Transferor Interest			$73,734,501.91

SERIES 2021-1 ACCOUNT INFORMATION
Accumulation Reserve Account balance
	Beginning balance		$0.00
	Current deposit		$0.00
	Accumulation Reserve Draw Amount		$0.00
	Ending Balance		$0.00
Principal Funding Account balance
	Beginning balance		$0.00
	Current deposit		$0.00
	Paid to the Class A Noteholders		$0.00
	Paid to the Class B Noteholders		$0.00
	Ending Balance		$0.00

SERIES 2021-1 PERFORMANCE DATA
Portfolio Yield
	Current Monthly Period		22.71%
	Prior Monthly Period		23.84%
	Second Prior Monthly Period		24.00%
Base Rate
	Current Monthly Period		2.52%
	Prior Monthly Period		2.52%
	Second Prior Monthly Period		2.52%
Excess Spread Percentage
	Current Monthly Period		20.20%
	Prior Monthly Period		21.33%
	Second Prior Monthly Period		21.48%
Quarterly Excess Spread Percentage			21.00%
Required Excess Spread Percentage			0.00%
Is the Quarterly Excess Spread Percentage greater than the Required Excess Spread Percentage?			Yes
Delinquency Trigger Percentage			9.00%
Is the Sixty Day Delinquency Rate Percentage equal to or greater than the Delinquency Trigger Percentage?			No

To the knowledge of the undersigned, no Early Amortization Event or Early Redemption Event has occurred.

Capitalized terms used in the Monthly Servicer’s Statement have their respective meanings set forth in the Indenture, Indenture Supplement and the Servicing Agreement

At the date of this report, the Transferor as “originator” for the purposes of EU Regulation no. 575/2013 (the “CRR”) retains an economic interest in Barclays Dryrock Issuance Trust in the form of the minimum transferor interest (option(b)) in accordance with Article 405 of the CRR. The current transferor interest in disclosed in the relevant section of this report.

BARCLAYS BANK DELAWARE, as Servicer

By: /s/ Wai Chung

Name: Wai Chung

Title: Director

9

MONTHLY SERVICER’S CERTIFICATE

BARCLAYS BANK DELAWARE

BARCLAYS DRYROCK ISSUANCE TRUST

Series 2022-1

The undersigned, a duly authorized representative of Barclays Bank Delaware (“BBD”), as servicer (in such capacity, the “Servicer”), pursuant to the Amended and Restated Servicing Agreement, dated as of December 17, 2013 (the “Agreement”), among Barclays Dryrock Funding LLC, as transferor, the Servicer, BBD, as administrator, Barclays Dryrock Issuance Trust (the “Trust”), as issuer, and U.S. Bank Trust Company, National Association, as indenture trustee (in such capacity, the “Indenture Trustee”), does hereby certify that:

1.	Capitalized terms used in this Certificate have their respective meanings set forth in the Agreement or the Amended and Restated Indenture, dated as of December 17, 2013, as amended by the first amendment thereto, dated as of July 6, 2015, and as further amended by the omnibus amendment dated as of September 21, 2018 (the “Master Indenture”), between the Trust and the Indenture Trustee, as supplemented by the Series 2022-1 Indenture Supplement, dated as of April 21, 2022, between the Trust and the Indenture Trustee (the “Indenture Supplement” and together with the Master Indenture, the “Indenture”), as applicable.
2.	BBD is, as of the date hereof, the Servicer under the Agreement.
3.	The undersigned is an Authorized Officer of the Servicer who is duly authorized pursuant to the Agreement to execute and deliver this Certificate to the Indenture Trustee.
4.	This Certificate relates to the Payment Date occurring on October 16, 2023.
5.	As of the date hereof, to the best knowledge of the undersigned, the Servicer has performed in all material respects its obligations under the Agreement and the Indenture through the Monthly Period preceding such Payment Date and no material default in the performance of such obligations has occurred or is continuing except as set forth in paragraph 6 below.
6.	The following is a description of each material default in the performance of the Servicer’s obligations under the provisions of the Agreement known to me to have been made by the Servicer through the Monthly Period preceding such Payment Date, which sets forth in detail (i) the nature of each such default, (ii) the action taken by the Servicer, if any, to remedy each such default and (iii) the current status of each such default:

a.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate this 16th day of October 2023.

BARCLAYS BANK DELAWARE, as Servicer

By: /s/ Wai Chung

Name: Wai Chung

Title: Director

10

MONTHLY NOTEHOLDERS’ STATEMENT

BARCLAYS DRYROCK ISSUANCE TRUST

Series 2022-1

MONTHLY PERIOD ENDING September 30, 2023

Pursuant to (i) the Amended and Restated Indenture, dated as of December 17, 2013, as amended by the first amendment thereto, dated as of July 6, 2015, and as further amended by the omnibus amendment, dated as of September 21, 2018 (the “Indenture”), between Barclays Dryrock Issuance Trust, as issuer (the “Issuer”), and U.S. Bank Trust Company, National Association, as indenture trustee (the “Indenture Trustee”), as supplemented by the Series 2022-1 Indenture Supplement, dated as of April 21, 2022 (the “Indenture Supplement”), between the Issuer and the Indenture Trustee, and (ii) the Amended and Restated Servicing Agreement, dated as of December 17, 2013 (the “Servicing Agreement”), among Barclays Dryrock Funding LLC, as transferor (the “Transferor”), Barclays Bank Delaware, as servicer (in such capacity, the “Servicer”) and administrator, the Issuer and the Indenture Trustee, the Servicer is required to prepare certain information each month regarding current payments to the Series 2022-1 Noteholders and the performance of the Issuer during the previous monthly period. The information prepared with respect to the Payment Date of October 16, 2023 is set forth below.

Capitalized terms used in this Monthly Noteholders’ Statement have their respective meanings set forth in the Indenture, the Indenture Supplement and the Servicing Agreement.

A)	Information regarding payments in respect of the Class A Notes		$725,000,000.00
	(1)	The total amount of the payment in respect of the Class A Notes	$1,854,791.67
	(2)	The amount of the payment set forth in line item (1) above in respect of Class A Monthly Interest	$1,854,791.67
	(3)	The amount of the payment set forth in line item (1) above in respect of Class A Monthly Interest previously due but not distributed on a prior Payment Date	$0.00
	(4)	The amount of the payment set forth in line item (1) above in respect of Class A Additional Interest and the amount of Class A Additional Interest previously due but not distributed on a prior Payment Date	$0.00
	(5)	The amount of the payment set forth in line item (1) above in respect of principal of the Class A Notes	$0.00
B)	Information regarding payments in respect of the Class B Notes		$159,147,000.00
	(1)	The total amount of the payment in respect of the Class B Notes	$0.00
	(2)	The amount of the payment set forth in line item (1) above in respect of Class B Monthly Interest	$0.00
	(3)	The amount of the payment set forth in line item (1) above in respect of Class B Monthly Interest previously due but not distributed on a prior Payment Date	$0.00
	(4)	The amount of the payment set forth in line item (1) above in respect of Class B Additional Interest and the amount of Class B Additional Interest previously due but not distributed on a prior Payment Date	$0.00
	(5)	The amount of the payment set forth in line item (1) above in respect of principal of the Class B Notes	$0.00

BARCLAYS BANK DELAWARE, as Servicer

By: /s/ Wai Chung

Name: Wai Chung

Title: Director

11

MONTHLY SERVICER’S STATEMENT

BARCLAYS DRYROCK ISSUANCE TRUST

Series 2022-1

MONTHLY PERIOD ENDING September 30, 2023

Record date	September 30, 2023
Payment date	October 16, 2023
Monthly period beginning	September 01, 2023
Monthly period ending	September 30, 2023
Previous payment date	September 15, 2023
Interest period beginning	September 15, 2023
Interest period ending	October 15, 2023
Days in monthly period	30
Days in interest period	30

TRUST RECEIVABLES INFORMATION
Beginning of monthly period principal receivables balance	$8,038,327,179.31
Beginning of monthly period non-principal receivables balance	$118,557,809.64
Beginning of monthly period total receivables balance	$8,156,884,988.95
Addition of principal receivables balance (end of addition day)	$0.00
Addition of non-principal receivables balance (end of addition day)	$0.00
Removal of principal receivables balance	$0.00
Removal of non-principal receivables balance	$0.00
End of monthly period principal receivables balance	$7,929,451,527.17
End of monthly period non-principal receivables balance	$123,877,554.17
End of monthly period total receivables balance	$8,053,329,081.34

TRUST COLLECTIONS INFORMATION
Finance charge collections	$106,454,548.56
Fees	$14,948,554.45
Interchange	$51,949,278.43
Recoveries	$2,862,201.52
Investment earnings on Issuer Accounts	$443,126.92
Total finance charge collections	$176,214,582.96
Principal collections	$2,563,966,500.55
*Total payment rate	32.92%
(* Total payment rate does not include investment earnings)

TRUST DEFAULT INFORMATION
Default Amount / Total Gross Losses	$24,500,002.65
Total Recoveries	($2,862,201.52)
Total Net Losses	$21,637,801.13
Portfolio Principal Balance	$8,038,327,179.31
Total Gross Losses as a percentage of the Portfolio Principal Balance	3.66%
Total Net Losses as a percentage of the Portfolio Principal Balance	3.23%
Number of accounts experiencing a loss	3,795
Average Net Loss per account	$5,701.66

Delinquency Data	Percentage	# accounts	Total receivables
1-30 days delinquent	1.70%	25,843	$137,040,270.25
31-60 days delinquent	0.61%	8,167	$49,516,943.70
61-90 days delinquent	0.45%	5,345	$36,282,269.22
91-120 days delinquent	0.39%	4,253	$31,704,193.48
121-150 days delinquent	0.35%	3,766	$28,065,389.10
151-180 days delinquent	0.31%	3,223	$24,920,893.17
181 and greater days delinquent	0.00%	2	$9,193.94
Sixty Day Delinquent Assets	1.50%	16,589	$120,981,938.91

TRANSFEROR INFORMATION
Transferor Percentage as of the Transferor Amount Measurement Date	65.78%
Minimum Transferor Amount Percentage in Calendar Month	65.55%
Required Transferor Amount Percentage	6.00%

SELLERS INTEREST
Seller’s Interest as of the Transferor Amount Measurement Date	234.43%
Required Seller’s Interest	5.00%
12

ISSUER ACCOUNT INFORMATION
Dryrock Issuance Trust Collection Account balance as of end of monthly period	$242,376,209.91
Barclays Dryrock Issuance Trust Excess Funding Account balance as of end of monthly period	$0.00

BARCLAYS DRYROCK ISSUANCE TRUST
Series Name	2022-1
Expected Final Payment Date	04/15/2025
Scheduled start of accumulation period	04/01/2024
Series 2022-1 Stated Principal Amount	$884,147,000.00
Series 2022-1 Allocation amount	$884,147,000.00
Series 2022-1 Floating Allocation Percentage	10.9991%
Series 2022-1 Principal Allocation Percentage	10.9991%

Class Details	Margin	Total Interest Rate	Stated Principal Amount
Class A	0.00%	3.07%	$725,000,000.00
Class B	0.00%	0.00%	$159,147,000.00

ALLOCATION OF SERIES 2022-1 AVAILABLE FINANCE CHARGE COLLECTIONS
1)	Series 2022-1 Available Finance Charge Collections		$19,430,831.90
2)	Class A Notes
	a)	Class A Monthly Interest	$1,854,791.67
	b)	Class A Monthly Interest previously due but not paid	$0.00
	c)	Class A Additional Interest and Class A Additional Interest previously due but not paid	$0.00
3)	Series 2022-1 Servicing Fee paid to Servicer		$1,453,619.39
4)	Series 2022-1 Servicing Fee, previously due but not paid		$0.00
5)	Class B Notes
	a)	Class B Monthly Interest	$0.00
	b)	Class B Monthly Interest previously due but not paid	$0.00
	c)	Class B Additional Interest and Class B Additional Interest previously due but not paid	$0.00
6)	Series 2022-1 Default Amount treated as Series 2022-1 Available Principal Collections		$2,694,790.08
7)	Unreimbursed Investor Charge-offs and Reallocated Principal Collections treated as Series 2022-1 Available Principal Collections		$0.00
8)	Accumulation Reserve Account funding		$0.00
9)	In the event of default and acceleration, the Outstanding Dollar Principal Amount of the notes treated as Series 2022-1 Available Principal Collections		$0.00
10)	Shared Excess Available Finance Charge Collections available for allocation to other series in Shared Excess Available Finance Charge Collections (Group 1)		$13,427,630.76
11)	Amount due under any other obligations of Barclays Dryrock Issuance Trust under the Transaction Documents		$0.00
12)	Holder of the Transferor Interest		$13,427,630.76

APPLICATION OF SHARED EXCESS AVAILABLE FINANCE CHARGE COLLECTIONS ALLOCATED TO SERIES 2022-1
1)	Series 2022-1 Available Finance Charge Collections Shortfall		$0.00
2)	Shared Excess Available Finance Charge Collections allocated to Series 2022-1		$0.00
3)	Class A Monthly Interest and Class A Additional Interest and any past due amounts		$0.00
4)	Unpaid Servicing Fee		$0.00
5)	Class B Monthly Interest and Class B Additional Interest and any past due amounts		$0.00
6)	Default Amount treated as Available Principal Collections		$0.00
7)	Unreimbursed Investor charge-offs and Reallocated Principal Collections treated as Series 2022-1 Available Principal Collections		$0.00
8)	Accumulation Reserve Account		$0.00
9)	Holder of the Transferor Interest		$0.00

SERIES 2022-1 AVAILABLE PRINCIPAL COLLECTIONS
	Principal Collections allocated to Series 2022-1		$282,014,309.57
	less Reallocated Principal Collections		$0.00
	plus Series Default Amount Paid from finance charge collections		$2,694,790.08
	plus an amount equal to the sum of Investor Charge-offs and the amount of Reallocated Principal Collections previously not reimbursed, paid by Available Finance Charge Collections		$0.00
	Series 2022-1 Available Principal Collections		$284,709,099.65
	Series 2022-1 Available Principal Collections, less any amount released and used to purchase Receivables under Section 4.01(f) of the Series 2022-1 Indenture Supplement		$53,457,538.15

APPLICATION OF SERIES 2022-1 AVAILABLE PRINCIPAL COLLECTIONS DURING REVOLVING PERIOD
1)	Shared Excess Available Principal Collections		$53,457,538.15
13

APPLICATION OF SERIES 2022-1 PRINCIPAL COLLECTIONS DURING CONTROLLED ACCUMULATION PERIOD
1)	Amount deposited in the Principal Funding Account		$0.00
2)	Shared Excess Available Principal Collections		$0.00

APPLICATION OF SERIES 2022-1 AVAILABLE PRINCIPAL COLLECTIONS DURING EARLY AMORTIZATION PERIOD
1)	Paid to the Class A Noteholders		$0.00
2)	Paid to the Class B Noteholders		$0.00
3)	Shared Excess Available Principal Collections		$0.00

APPLICATION OF SHARED EXCESS AVAILABLE PRINCIPAL COLLECTIONS ALLOCATED TO SERIES 2022-1
1)	Series 2022-1 Principal Collections Shortfall		$0.00
2)	Shared Excess Available Principal Collections		$0.00
3)	During the Controlled Accumulation Period:
	3a	Amount deposited in the Principal Funding Account	$0.00
4)	During the Early Amortization Period:
	4a	Paid to the Class A Noteholders	$0.00
	4a	Paid to the Class B Noteholders	$0.00
Holder of the Transferor Interest			$53,457,538.15

SERIES 2022-1 ACCOUNT INFORMATION
Accumulation Reserve Account balance
	Beginning balance		$0.00
	Current deposit		$0.00
	Accumulation Reserve Draw Amount		$0.00
	Ending Balance		$0.00
Principal Funding Account balance
	Beginning balance		$0.00
	Current deposit		$0.00
	Paid to the Class A Noteholders		$0.00
	Paid to the Class B Noteholders		$0.00
	Ending Balance		$0.00

SERIES 2022-1 PERFORMANCE DATA
Portfolio Yield
	Current Monthly Period		22.71%
	Prior Monthly Period		23.84%
	Second Prior Monthly Period		24.00%
Base Rate
	Current Monthly Period		4.52%
	Prior Monthly Period		4.52%
	Second Prior Monthly Period		4.52%
Excess Spread Percentage
	Current Monthly Period		18.20%
	Prior Monthly Period		19.33%
	Second Prior Monthly Period		19.48%
Quarterly Excess Spread Percentage			19.00%
Required Excess Spread Percentage			0.00%
Is the Quarterly Excess Spread Percentage greater than the Required Excess Spread Percentage?			Yes
Delinquency Trigger Percentage			9.00%
Is the Sixty Day Delinquency Rate Percentage equal to or greater than the Delinquency Trigger Percentage?			No

To the knowledge of the undersigned, no Early Amortization Event or Early Redemption Event has occurred.

Capitalized terms used in the Monthly Servicer’s Statement have their respective meanings set forth in the Indenture, Indenture Supplement and the Servicing Agreement

At the date of this report, the Transferor as “originator” for the purposes of EU Regulation no. 575/2013 (the “CRR”) retains an economic interest in Barclays Dryrock Issuance Trust in the form of the minimum transferor interest (option(b)) in accordance with Article 405 of the CRR. The current transferor interest in disclosed in the relevant section of this report.

BARCLAYS BANK DELAWARE, as Servicer

By: /s/ Wai Chung

Name: Wai Chung

Title: Director

14

MONTHLY SERVICER’S CERTIFICATE

BARCLAYS BANK DELAWARE

BARCLAYS DRYROCK ISSUANCE TRUST

Series 2023-1

The undersigned, a duly authorized representative of Barclays Bank Delaware (“BBD”), as servicer (in such capacity, the “Servicer”), pursuant to the Amended and Restated Servicing Agreement, dated as of December 17, 2013 (the “Agreement”), among Barclays Dryrock Funding LLC, as transferor, the Servicer, BBD, as administrator, Barclays Dryrock Issuance Trust (the “Trust”), as issuer, and U.S. Bank Trust Company, National Association, as indenture trustee (in such capacity, the “Indenture Trustee”), does hereby certify that:

1.	Capitalized terms used in this Certificate have their respective meanings set forth in the Agreement or the Amended and Restated Indenture, dated as of December 17, 2013, as amended by the first amendment thereto, dated as of July 6, 2015, and as further amended by the omnibus amendment dated as of September 21, 2018 (the “Master Indenture”), between the Trust and the Indenture Trustee, as supplemented by the Series 2023-1 Indenture Supplement, dated as of April 25, 2023, between the Trust and the Indenture Trustee (the “Indenture Supplement” and together with the Master Indenture, the “Indenture”), as applicable.
2.	BBD is, as of the date hereof, the Servicer under the Agreement.
3.	The undersigned is an Authorized Officer of the Servicer who is duly authorized pursuant to the Agreement to execute and deliver this Certificate to the Indenture Trustee.
4.	This Certificate relates to the Payment Date occurring on October 16, 2023.
5.	As of the date hereof, to the best knowledge of the undersigned, the Servicer has performed in all material respects its obligations under the Agreement and the Indenture through the Monthly Period preceding such Payment Date and no material default in the performance of such obligations has occurred or is continuing except as set forth in paragraph 6 below.
6.	The following is a description of each material default in the performance of the Servicer’s obligations under the provisions of the Agreement known to me to have been made by the Servicer through the Monthly Period preceding such Payment Date, which sets forth in detail (i) the nature of each such default, (ii) the action taken by the Servicer, if any, to remedy each such default and (iii) the current status of each such default:

a.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate this 16th day of October 2023.

BARCLAYS BANK DELAWARE, as Servicer

By: /s/ Wai Chung

Name: Wai Chung

Title: Director

15

MONTHLY NOTEHOLDERS’ STATEMENT

BARCLAYS DRYROCK ISSUANCE TRUST

Series 2023-1

MONTHLY PERIOD ENDING September 30, 2023

Pursuant to (i) the Amended and Restated Indenture, dated as of December 17, 2013, as amended by the first amendment thereto, dated as of July 6, 2015, and as further amended by the omnibus amendment, dated as of September 21, 2018 (the “Indenture”), between Barclays Dryrock Issuance Trust, as issuer (the “Issuer”), and U.S. Bank Trust Company, National Association, as indenture trustee (the “Indenture Trustee”), as supplemented by the Series 2023-1 Indenture Supplement, dated as of April 25, 2023 (the “Indenture Supplement”), between the Issuer and the Indenture Trustee, and (ii) the Amended and Restated Servicing Agreement, dated as of December 17, 2013 (the “Servicing Agreement”), among Barclays Dryrock Funding LLC, as transferor (the “Transferor”), Barclays Bank Delaware, as servicer (in such capacity, the “Servicer”) and administrator, the Issuer and the Indenture Trustee, the Servicer is required to prepare certain information each month regarding current payments to the Series 2023-1 Noteholders and the performance of the Issuer during the previous monthly period. The information prepared with respect to the Payment Date of October 16, 2023 is set forth below.

Capitalized terms used in this Monthly Noteholders’ Statement have their respective meanings set forth in the Indenture, the Indenture Supplement and the Servicing Agreement.

A)	Information regarding payments in respect of the Class A Notes		$500,000,000.00
	(1)	The total amount of the payment in respect of the Class A Notes	$1,966,666.67
	(2)	The amount of the payment set forth in line item (1) above in respect of Class A Monthly Interest	$1,966,666.67
	(3)	The amount of the payment set forth in line item (1) above in respect of Class A Monthly Interest previously due but not distributed on a prior Payment Date	$0.00
	(4)	The amount of the payment set forth in line item (1) above in respect of Class A Additional Interest and the amount of Class A Additional Interest previously due but not distributed on a prior Payment Date	$0.00
	(5)	The amount of the payment set forth in line item (1) above in respect of principal of the Class A Notes	$0.00
B)	Information regarding payments in respect of the Class B Notes		$109,757,000.00
	(1)	The total amount of the payment in respect of the Class B Notes	$0.00
	(2)	The amount of the payment set forth in line item (1) above in respect of Class B Monthly Interest	$0.00
	(3)	The amount of the payment set forth in line item (1) above in respect of Class B Monthly Interest previously due but not distributed on a prior Payment Date	$0.00
	(4)	The amount of the payment set forth in line item (1) above in respect of Class B Additional Interest and the amount of Class B Additional Interest previously due but not distributed on a prior Payment Date	$0.00
	(5)	The amount of the payment set forth in line item (1) above in respect of principal of the Class B Notes	$0.00

BARCLAYS BANK DELAWARE, as Servicer

By: /s/ Wai Chung

Name: Wai Chung

Title: Director

16

MONTHLY SERVICER’S STATEMENT

BARCLAYS DRYROCK ISSUANCE TRUST

Series 2023-1

MONTHLY PERIOD ENDING September 30, 2023

Record date	September 30, 2023
Payment date	October 16, 2023
Monthly period beginning	September 01, 2023
Monthly period ending	September 30, 2023
Previous payment date	September 15, 2023
Interest period beginning	September 15, 2023
Interest period ending	October 15, 2023
Days in monthly period	30
Days in interest period	30

TRUST RECEIVABLES INFORMATION
Beginning of monthly period principal receivables balance	$8,038,327,179.31
Beginning of monthly period non-principal receivables balance	$118,557,809.64
Beginning of monthly period total receivables balance	$8,156,884,988.95
Addition of principal receivables balance (end of addition day)	$0.00
Addition of non-principal receivables balance (end of addition day)	$0.00
Removal of principal receivables balance	$0.00
Removal of non-principal receivables balance	$0.00
End of monthly period principal receivables balance	$7,929,451,527.17
End of monthly period non-principal receivables balance	$123,877,554.17
End of monthly period total receivables balance	$8,053,329,081.34

TRUST COLLECTIONS INFORMATION
Finance charge collections	$106,454,548.56
Fees	$14,948,554.45
Interchange	$51,949,278.43
Recoveries	$2,862,201.52
Investment earnings on Issuer Accounts	$443,126.92
Total finance charge collections	$176,214,582.96
Principal collections	$2,563,966,500.55
*Total payment rate	32.92%
(* Total payment rate does not include investment earnings)

TRUST DEFAULT INFORMATION
Default Amount / Total Gross Losses	$24,500,002.65
Total Recoveries	($2,862,201.52)
Total Net Losses	$21,637,801.13
Portfolio Principal Balance	$8,038,327,179.31
Total Gross Losses as a percentage of the Portfolio Principal Balance	3.66%
Total Net Losses as a percentage of the Portfolio Principal Balance	3.23%
Number of accounts experiencing a loss	3,795
Average Net Loss per account	$5,701.66

Delinquency Data	Percentage	# accounts	Total receivables
1-30 days delinquent	1.70%	25,843	$137,040,270.25
31-60 days delinquent	0.61%	8,167	$49,516,943.70
61-90 days delinquent	0.45%	5,345	$36,282,269.22
91-120 days delinquent	0.39%	4,253	$31,704,193.48
121-150 days delinquent	0.35%	3,766	$28,065,389.10
151-180 days delinquent	0.31%	3,223	$24,920,893.17
181 and greater days delinquent	0.00%	2	$9,193.94
Sixty Day Delinquent Assets	1.50%	16,589	$120,981,938.91

TRANSFEROR INFORMATION
Transferor Percentage as of the Transferor Amount Measurement Date	65.78%
Minimum Transferor Amount Percentage in Calendar Month	65.55%
Required Transferor Amount Percentage	6.00%

SELLERS INTEREST
Seller’s Interest as of the Transferor Amount Measurement Date	234.43%
Required Seller’s Interest	5.00%
17

ISSUER ACCOUNT INFORMATION
Dryrock Issuance Trust Collection Account balance as of end of monthly period	$242,376,209.91
Barclays Dryrock Issuance Trust Excess Funding Account balance as of end of monthly period	$0.00

BARCLAYS DRYROCK ISSUANCE TRUST
Series Name	2023-1
Expected Final Payment Date	04/15/2026
Scheduled start of accumulation period	04/01/2025
Series 2023-1 Stated Principal Amount	$609,757,000.00
Series 2023-1 Allocation amount	$609,757,000.00
Series 2023-1 Floating Allocation Percentage	7.5856%
Series 2023-1 Principal Allocation Percentage	7.5856%

Class Details	Margin	Total Interest Rate	Stated Principal Amount
Class A	0.00%	4.72%	$500,000,000.00
Class B	0.00%	0.00%	$109,757,000.00

ALLOCATION OF SERIES 2023-1 AVAILABLE FINANCE CHARGE COLLECTIONS
1)	Series 2023-1 Available Finance Charge Collections		$13,400,583.60
2)	Class A Notes
	a)	Class A Monthly Interest	$1,966,666.67
	b)	Class A Monthly Interest previously due but not paid	$0.00
	c)	Class A Additional Interest and Class A Additional Interest previously due but not paid	$0.00
3)	Series 2023-1 Servicing Fee paid to Servicer		$1,002,496.90
4)	Series 2023-1 Servicing Fee, previously due but not paid		$0.00
5)	Class B Notes
	a)	Class B Monthly Interest	$0.00
	b)	Class B Monthly Interest previously due but not paid	$0.00
	c)	Class B Additional Interest and Class B Additional Interest previously due but not paid	$0.00
6)	Series 2023-1 Default Amount treated as Series 2023-1 Available Principal Collections		$1,858,477.35
7)	Unreimbursed Investor Charge-offs and Reallocated Principal Collections treated as Series 2023-1 Available Principal Collections		$0.00
8)	Accumulation Reserve Account funding		$0.00
9)	In the event of default and acceleration, the Outstanding Dollar Principal Amount of the notes treated as Series 2023-1 Available Principal Collections		$0.00
10)	Shared Excess Available Finance Charge Collections available for allocation to other series in Shared Excess Available Finance Charge Collections (Group 1)		$8,572,942.68
11)	Amount due under any other obligations of Barclays Dryrock Issuance Trust under the Transaction Documents		$0.00
12)	Holder of the Transferor Interest		$8,572,942.68

APPLICATION OF SHARED EXCESS AVAILABLE FINANCE CHARGE COLLECTIONS ALLOCATED TO SERIES 2023-1
1)	Series 2023-1 Available Finance Charge Collections Shortfall		$0.00
2)	Shared Excess Available Finance Charge Collections allocated to Series 2023-1		$0.00
3)	Class A Monthly Interest and Class A Additional Interest and any past due amounts		$0.00
4)	Unpaid Servicing Fee		$0.00
5)	Class B Monthly Interest and Class B Additional Interest and any past due amounts		$0.00
6)	Default Amount treated as Available Principal Collections		$0.00
7)	Unreimbursed Investor charge-offs and Reallocated Principal Collections treated as Series 2023-1 Available Principal Collections		$0.00
8)	Accumulation Reserve Account		$0.00
9)	Holder of the Transferor Interest		$0.00

SERIES 2023-1 AVAILABLE PRINCIPAL COLLECTIONS
	Principal Collections allocated to Series 2023-1		$194,492,770.24
	less Reallocated Principal Collections		$0.00
	plus Series Default Amount Paid from finance charge collections		$1,858,477.35
	plus an amount equal to the sum of Investor Charge-offs and the amount of Reallocated Principal Collections previously not reimbursed, paid by Available Finance Charge Collections		$0.00
	Series 2023-1 Available Principal Collections		$196,351,247.59
	Series 2023-1 Available Principal Collections, less any amount released and used to purchase Receivables under Section 4.01(f) of the Series 2023-1 Indenture Supplement		$36,867,412.05

APPLICATION OF SERIES 2023-1 AVAILABLE PRINCIPAL COLLECTIONS DURING REVOLVING PERIOD
1)	Shared Excess Available Principal Collections		$36,867,412.05
18

APPLICATION OF SERIES 2023-1 PRINCIPAL COLLECTIONS DURING CONTROLLED ACCUMULATION PERIOD
1)	Amount deposited in the Principal Funding Account		$0.00
2)	Shared Excess Available Principal Collections		$0.00

APPLICATION OF SERIES 2023-1 AVAILABLE PRINCIPAL COLLECTIONS DURING EARLY AMORTIZATION PERIOD
1)	Paid to the Class A Noteholders		$0.00
2)	Paid to the Class B Noteholders		$0.00
3)	Shared Excess Available Principal Collections		$0.00

APPLICATION OF SHARED EXCESS AVAILABLE PRINCIPAL COLLECTIONS ALLOCATED TO SERIES 2023-1
1)	Series 2023-1 Principal Collections Shortfall		$0.00
2)	Shared Excess Available Principal Collections		$0.00
3)	During the Controlled Accumulation Period:
	3a	Amount deposited in the Principal Funding Account	$0.00
4)	During the Early Amortization Period:
	4a	Paid to the Class A Noteholders	$0.00
	4a	Paid to the Class B Noteholders	$0.00
Holder of the Transferor Interest			$36,867,412.05

SERIES 2023-1 ACCOUNT INFORMATION
Accumulation Reserve Account balance
	Beginning balance		$0.00
	Current deposit		$0.00
	Accumulation Reserve Draw Amount		$0.00
	Ending Balance		$0.00
Principal Funding Account balance
	Beginning balance		$0.00
	Current deposit		$0.00
	Paid to the Class A Noteholders		$0.00
	Paid to the Class B Noteholders		$0.00
	Ending Balance		$0.00

SERIES 2023-1 PERFORMANCE DATA
Portfolio Yield
	Current Monthly Period		22.71%
	Prior Monthly Period		23.84%
	Second Prior Monthly Period		24.00%
Base Rate
	Current Monthly Period		5.87%
	Prior Monthly Period		5.87%
	Second Prior Monthly Period		5.87%
Excess Spread Percentage
	Current Monthly Period		16.84%
	Prior Monthly Period		17.97%
	Second Prior Monthly Period		18.13%
Quarterly Excess Spread Percentage			17.65%
Required Excess Spread Percentage			0.00%
Is the Quarterly Excess Spread Percentage greater than the Required Excess Spread Percentage?			Yes
Delinquency Trigger Percentage			9.00%
Is the Sixty Day Delinquency Rate Percentage equal to or greater than the Delinquency Trigger Percentage?			No

To the knowledge of the undersigned, no Early Amortization Event or Early Redemption Event has occurred.

Capitalized terms used in the Monthly Servicer’s Statement have their respective meanings set forth in the Indenture, Indenture Supplement and the Servicing Agreement

At the date of this report, the Transferor as “originator” for the purposes of EU Regulation no. 575/2013 (the “CRR”) retains an economic interest in Barclays Dryrock Issuance Trust in the form of the minimum transferor interest (option(b)) in accordance with Article 405 of the CRR. The current transferor interest in disclosed in the relevant section of this report.

BARCLAYS BANK DELAWARE, as Servicer

By: /s/ Wai Chung

Name: Wai Chung

Title: Director

19